Note 4 - Shareholder Remuneration System - Available Amount For Interim Divided Payments (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Share holder Remuneration System Abstract
Profit	€ 2,060,000,000	€ 4,345,000,000	[1],[2]	€ 6,227,000,000	[1],[2]

[1]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).
[2]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).